Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23. UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, and all of the Company’s revenues earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Group records its investments in subsidiaries similar to the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ loss as “Equity in losses of subsidiaries” on the Condensed Statements of Comprehensive Loss. The condensed financial information presented in the parent company’s financial statements equal the corresponding amounts attributable to the parent company in the consolidated financial statements.

UNAUDITED PARENT COMPANY CONDENSED BALANCE SHEETS
(Amounts in thousands of RMB and US$, except for number of shares)

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	-	14,846	2,091
Other current assets		138,693	19,535
Investment in subsidiaries	165,937	153,811	21,664
TOTAL ASSETS	165,937	307,350	43,290

LIABILITIES
Account payable	-	679	97
TOTAL LIABILITIES	-	679	97

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 500,000 and 1,243,140 issued and outstanding as of December 31, 2023 and 2023, respectively*)	-	-	-
Additional paid-in capital	319,775	479,400	67,522
Other comprehensive income	-	446	63
Accumulated deficit	(153,838)	(173,176)	(24,392)
TOTAL SHAREHOLDERS’ EQUITY	165,937	306,670	43,193
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	165,937	307,350	43,290

*

On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.

UNAUDITED PARENT COMPANY CONDENSED

STATEMENTS OF COMPREHENSIVE LOSS

	For the Years Ended December 31,
	2022	2023
	RMB	RMB	US$
Equity in loss of subsidiaries	(45,921)	(16,006)	(2,255)
Loss in 2023		(3,332)	(469)
NET LOSS	(45,921)	(19,338)	(2,724)

UNAUDITED PARENT COMPANY CONDENSED

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2022	2023
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(45,921)	(19,338)	(2,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	45,921	16,006	2,255
Other current assets	-	(139,162)	(19,600)
Other current liabilities	-	697	97
NET CASH USED IN OPERATING ACTIVITIES	-	(141,797)	(19,972)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from controlling shareholders	-	156,197	22,000
NET CASH PROVIDE FROM ACTIVITIES	-	156,197	22,000
CHANGES IN CASH	-	14,400	2,028
Effects of exchange rate changes	-	446	63
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	-	14,846	2,091